Share-based payments (Details)	12 Months Ended
	Jun. 30, 2018 $ / shares shares	Jun. 30, 2018 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2017 GBP (£) EquityInstruments	Jun. 30, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 2,915,000	£ 2,187,000	£ 1,795,000
Expenses related to cash-settled share-based payment transactions | £		£ 3,301,000	£ 1,903,000	£ 1,539,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	15,115,703	15,115,703
Outstanding in share-based payment arrangement at beginning of period		295,913
Awarded		121,408
Forfeited		(2,532)
Vested		(331,636)
Outstanding in share-based payment arrangement at end of period		83,153	295,913
Fair value of shares awarded (per share) | (per share)	$ 20.42	£ 15.48